Cash and bank balances - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Balances with banks	₨ 11,307	₨ 14,037
Bottom of Range
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	37 days
Effective interest rate on Bank deposit	2.25%
Top of Range
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	5482 days
Effective interest rate on Bank deposit	8.00%